Notes to the Assets of the Balance Sheet - Additional Information (Detail) $ in Millions		1 Months Ended		12 Months Ended
	Sep. 30, 2019 EUR (€)	Jan. 31, 2020 EUR (€)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Oct. 24, 2019 EUR (€) shares
Disclosure of assets of balance sheet [line items]
Net gain from disposal of available-for-sale financial assets				€ 400,000		€ 100,000	€ 100,000
Interest income from financial assets under loans and receivables						100,000	200,000
Interest income from financial assets at amortized cost				€ 100,000
Non-interest bearing payment terms				between 30 and 45 days	between 30 and 45 days
Unbilled receivables				€ 13,400,000		14,100,000
Derivative financial instruments unrealized gross gain loss				400,000		100,000
Impairment recognized for other receivables				0		0
Income tax receivables				100,000		200,000
Inventories				288,212		245,161
Prepaid expenses and other current assets consisted of combination compounds				4,800,000		5,400,000
Receivables from input tax surplus towards tax authorities				3,500,000		2,700,000
Other prepayments				4,600,000		1,300,000
Impairment on combination compounds				700,000		4,800,000
Impairment loss recognised in profit or loss, property, plant and equipment				0
Borrowing costs capitalised				0
Contractual commitments for the purchase of property, plant and equipment				0
Carrying amount of intangible assets pledged as security				11,700,000
Carrying amount of intangible assets related to government grant				1,500,000
Goodwill				€ 3,676,233		3,676,233
Impairment of goodwill	€ 1,300,000
Significant unobservable input parameters used in planning assumptions				A change in the pre-tax WACC of +/–1.0% would cause a € 0.1 million lower or € 0.1 million higher amount of equity.	A change in the pre-tax WACC of +/–1.0% would cause a € 0.1 million lower or € 0.1 million higher amount of equity.
Long-term restricted cash				€ 800,000		700,000
Impairment Loss On Inventory				100,000		100,000
Number Of Shares Subscribed | shares								7,674,106
Carrying Amount				€ 44,798,000		47,365,000	67,847,000
Adivo GmbH [Member]
Disclosure of assets of balance sheet [line items]
Ownership percentage acquired				19.90%
Fair value of investments				€ 400,000		200,000
Vivoryon Therapeutics [Member]
Disclosure of assets of balance sheet [line items]
Fair value of investments				13,700,000
Gross carrying amount [member]
Disclosure of assets of balance sheet [line items]
Additions				563,000		645,000
Carrying Amount				110,888,000		110,325,000	109,944,000
Credit Cards [member]
Disclosure of assets of balance sheet [line items]
Collateral for credit cards				200,000
Umsatzkosten [Member]
Disclosure of assets of balance sheet [line items]
Impairment Loss On Inventory				8,700,000
Vivoryon Therapeutics [Member]
Disclosure of assets of balance sheet [line items]
Ownership percentage acquired								13.40%
Number Of Shares Subscribed | shares								2,673,796
Equity method investment								€ 15,000
Equity investments [member]
Disclosure of assets of balance sheet [line items]
Cash contribution						9,458
Contribution in kind						€ 350,000
Ownership percentage						19.90%
Laboratory services [member]
Disclosure of assets of balance sheet [line items]
Prepaid fees				700,000		€ 1,900,000
Sub licenses [member]
Disclosure of assets of balance sheet [line items]
Prepaid fees				500,000		€ 400,000
2010 Acquisition of Sloning BioTechnology GmbH [member]
Disclosure of assets of balance sheet [line items]
Goodwill				€ 3,700,000
Lanthio group [member]
Disclosure of assets of balance sheet [line items]
Perpetual growth rate				1.20%		1.20%
WACC Before Taxes				11.30%	11.30%	11.50%
Lanthio group [member] | Gross carrying amount [member]
Disclosure of assets of balance sheet [line items]
Carrying Amount	12,100,000
Goodwill [member]
Disclosure of assets of balance sheet [line items]
Carrying Amount				€ 3,676,000		€ 3,676,000	7,365,000
Goodwill [member] | Gross carrying amount [member]
Disclosure of assets of balance sheet [line items]
Additions				0		0
Carrying Amount				€ 11,041,000		€ 11,041,000	11,041,000
Goodwill [member] | 2010 Acquisition of Sloning BioTechnology GmbH [member]
Disclosure of assets of balance sheet [line items]
Cash flow projection period				10 years	10 years
Beta factor				1.20%		1.20%
WACC before taxes				9.40%		9.60%
Perpetual growth rate				1.00%		1.00%
MOR 208 [member] | Proprietary development segment [member]
Disclosure of assets of balance sheet [line items]
Intangible asset with indefinite useful life				€ 23,900,000
Cash flow projection period				20 years	20 years
Beta factor				1.20%		1.20%
WACC before taxes				10.10%		10.00%
Patents and licences [member]
Disclosure of assets of balance sheet [line items]
Impairment loss recognised in profit or loss, intangible assets				€ 300,000		€ 400,000	€ 100,000
Patents 1 [member]
Disclosure of assets of balance sheet [line items]
Impairment loss recognised in profit or loss, intangible assets				200,000
Carrying amount of intangible assets				3,000,000		3,900,000
Carrying amount of intangible assets declined				900,000
Additions				400,000
Patents 1 [member] | Proprietary programs and technologies [member]
Disclosure of assets of balance sheet [line items]
Amortization expense				1,200,000
License rights [member]
Disclosure of assets of balance sheet [line items]
Carrying amount of intangible assets				200,000		2,500,000
Carrying amount of intangible assets declined				2,300,000
In-process R&D programs [member]
Disclosure of assets of balance sheet [line items]
Carrying amount of intangible assets				35,700,000
Carrying amount of intangible assets decreased				1,300,000
Impairment				1,300,000
In-process R&D programs [member] | Lanthio group [member]
Disclosure of assets of balance sheet [line items]
Carrying Amount	€ 11,700,000
Software [member]
Disclosure of assets of balance sheet [line items]
Carrying amount of intangible assets				100,000
Carrying amount of intangible assets declined				100,000		€ 200,000
Amortization expense				200,000
Additions				€ 100,000
Buildings [member] | IFRS16 [member]
Disclosure of assets of balance sheet [line items]
Lease term		6 years 6 months	6 years 6 months	7 years	7 years
Cash outflow for leases		€ 5,000,000	$ 5.6	€ 4,400,000	$ 5.0
Lease incentive				€ 700,000	$ 0.7